Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Trade receivables	$ 82,071	$ 74,077
Other receivables	6,192	6,868
Gross carrying amount [Member]
Disclosure of financial assets [Line Items]
Trade receivables	83,485	75,627
Other receivables	6,227	6,986
Loss allowances [Member]
Disclosure of financial assets [Line Items]
Trade receivables	(1,414)	(1,550)
Other receivables	$ (35)	$ (118)